Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Going Concern [Abstract]
GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying unaudited financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has an accumulated deficit of $13,134,811 at September 30, 2023, had a net loss of $719,890 and net cash used in operating activities of $617,739 for the nine months ended September 30, 2023. The Company’s ability to raise additional capital through the future issuances of common stock and/or debt financing is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. These conditions and the ability to successfully resolve these factors over the next twelve months raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

The Company has completed its initial product development and has begun selling its product in Q2 of 2022. In addition, the Company has been in the process of obtaining its 510k for its DeltaWave product. FDA approval is expected by the fourth quarter of 2023. The Company will continue to finance its operations through debt and/or equity financing as needed.

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has an accumulated deficit of $12,414,921 at December 31, 2022, had a net loss of $1,486,574 and net cash used in operating activities of $2,234,058 for the year ended December 31, 2022. The Company’s ability to raise additional capital through the future issuances of common stock and/or debt financing is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. These conditions and the ability to successfully resolve these factors over the next twelve months raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

The Company has completed its initial product development and has begun selling its product in Q2 of 2022. In addition, the Company has been in the process of obtaining its 510k for its DeltaWave product. FDA approval is expected by the fourth quarter of 2023. The Company will continue to finance its operations through debt and/or equity financing as needed.

The industry in which we operate depends heavily upon our ability to obtain raw materials and manufacture our product as well as the overall level of consumer and business spending. We currently use only one supplier for most of our products. A sustained deterioration in general economic conditions (including distress in financial markets, turmoil in specific economies around the world, public health crises, and additional government intervention), particularly in the United States, may have a negative financial impact to our Company. Adverse conditions as a result of the global COVID-19 outbreak, have and may continue to impact our manufacturing processes and ultimately our ability to sell our product.